Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We have granted stock options from time to time in prior years to our named executive officers. During 2025 we did not make any stock option grants under our compensation program and granted only RSUs and PSUs. We do not maintain any formal or informal policy or practice regarding the timing of stock option grants in relation to the disclosure of material nonpublic information and have no policies on practices to disclose pursuant to Item 402(x)(1) of Regulation
S-K.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	We have granted stock options from time to time in prior years to our named executive officers. During 2025 we did not make any stock option grants under our compensation program and granted only RSUs and PSUs. We do not maintain any formal or informal policy or practice regarding the timing of stock option grants in relation to the disclosure of material nonpublic information and have no policies on practices to disclose pursuant to Item 402(x)(1) of Regulation
S-K.

MNPI Disclosure Timed for Compensation Value	false